Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

July 31, 2020

ILF-QTLY-0920
1.873106.111

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA (a)	6,139,100	$79,402,450
Bermuda - 1.3%
AGTech Holdings Ltd. (b)	55,756,000	2,338,064
China Gas Holdings Ltd.	14,459,800	43,471,006
Credicorp Ltd. (United States)	797,614	101,432,572
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	6,483,489
Haier Electronics Group Co. Ltd.	13,649,635	59,792,862
Kunlun Energy Co. Ltd.	61,350,000	51,294,531
Marvell Technology Group Ltd.	723,600	26,389,692
Shangri-La Asia Ltd.	63,154,000	45,632,092

TOTAL BERMUDA		336,834,308

Brazil - 4.7%
Atacadao Distribuicao Comercio e Industria Ltda	18,140,300	78,034,013
B2W Companhia Global do Varejo (b)	1,195,367	27,342,054
B2W Companhia Global do Varejo rights 8/25/20 (b)	45,724	61,356
Banco do Brasil SA	32,958,000	212,157,391
BM&F BOVESPA SA	6,140,900	74,681,292
BR Malls Participacoes SA	12,607,500	23,926,589
BTG Pactual Participations Ltd. unit	3,350,100	55,499,447
Centrais Eletricas Brasileiras SA (Electrobras)	5,299,020	37,523,996
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	732,800	8,547,964
Companhia de Saneamento de Minas Gerais	1,730,020	18,090,997
Direcional Engenharia SA (a)	10,886,945	33,746,806
Equatorial Energia SA	7,732,800	37,844,626
LOG Commercial Properties e Participacoes SA	446,500	3,149,821
Lojas Renner SA	15,879,502	125,202,273
MRV Engenharia e Participacoes SA	7,051,700	25,873,334
Natura & Co. Holding SA	19,422,630	175,142,674
Petrobras Distribuidora SA	6,271,700	27,291,522
Rumo SA (b)	23,247,100	99,021,492
Suzano Papel e Celulose SA (b)	13,683,100	110,166,719
Vale SA sponsored ADR (b)	7,622,270	88,723,223

TOTAL BRAZIL		1,262,027,589

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,111,200	29,391,240
Cayman Islands - 27.5%
51job, Inc. sponsored ADR (b)	594,400	40,347,872
Agora, Inc. ADR (b)(c)	72,200	3,143,588
Akeso, Inc. (b)	9,056,000	34,189,458
Alibaba Group Holding Ltd. sponsored ADR (b)	8,043,574	2,019,097,945
Ant International Co. Ltd. Class C (d)(e)	6,359,848	66,524,010
Archosaur Games, Inc. (b)(f)	2,780,000	8,931,525
Bilibili, Inc. ADR (b)(c)	5,812,558	253,311,278
Chailease Holding Co. Ltd.	13,367,796	55,771,235
China Resources Land Ltd.	12,985,720	54,119,035
China State Construction International Holdings Ltd.	61,834,096	36,540,542
CStone Pharmaceuticals Co. Ltd. (b)(f)	7,506,267	10,072,536
Ctrip.com International Ltd. ADR (b)	407,257	11,077,390
GDS Holdings Ltd. ADR (b)(c)	675,600	54,243,924
Haitian International Holdings Ltd.	19,924,306	45,862,692
Hansoh Pharmaceutical Group Co. Ltd. (b)(f)	18,376,000	79,428,667
Hua Medicine (b)(f)	34,145,493	30,839,897
Innovent Biologics, Inc. (b)(f)	11,517,000	70,585,332
iQIYI, Inc. ADR (b)(c)	907,367	19,145,444
JD.com, Inc. sponsored ADR (b)	4,926,472	314,259,649
Kangji Medical Holdings Ltd. (b)	10,912,500	36,242,178
Kingdee International Software Group Co. Ltd.	16,219,000	44,783,634
LexinFintech Holdings Ltd. ADR (b)(c)	881,300	7,499,863
Li Ning Co. Ltd.	68,373,500	220,110,038
Meituan Dianping Class B (b)	9,839,007	243,617,078
NetEase, Inc. ADR	137,500	63,032,750
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,309,089	183,534,278
PagSeguro Digital Ltd. (b)(c)	2,064,634	78,930,958
Phoenix Tree Holdings Ltd. ADR	549,500	4,610,305
Pinduoduo, Inc. ADR (b)	2,494,300	228,976,740
Semiconductor Manufacturing International Corp. (b)	16,619,000	65,071,019
Shenzhou International Group Holdings Ltd.	8,671,100	103,489,768
Shimao Property Holdings Ltd.	8,734,500	37,021,577
Sino Biopharmaceutical Ltd.	117,936,500	153,691,941
StoneCo Ltd. Class A (b)(c)	867,200	41,374,112
Sunny Optical Technology Group Co. Ltd.	4,951,600	93,214,255
TAL Education Group ADR (b)	2,056,970	160,793,345
Tencent Holdings Ltd.	31,884,674	2,187,231,750
Uni-President China Holdings Ltd.	86,431,000	93,676,425
Wise Talent Information Technology Co. Ltd. (b)	7,540,003	17,511,587
YY, Inc. ADR (b)	459,900	36,709,218
Zai Lab Ltd. ADR (b)	643,600	48,984,396

TOTAL CAYMAN ISLANDS		7,357,599,234

Chile - 0.2%
Vina Concha y Toro SA	34,096,719	56,748,297
China - 9.7%
Bafang Electric Suzhou Co. Ltd. (A Shares)	598,300	13,687,266
BBMG Corp. (H Shares)	155,486,500	34,105,396
China Communications Construction Co. Ltd. (H Shares)	58,615,485	34,109,110
China Communications Services Corp. Ltd. (H Shares)	76,452,000	49,519,250
China Life Insurance Co. Ltd. (H Shares)	123,407,400	283,085,836
China Longyuan Power Grid Corp. Ltd. (H Shares)	146,882,690	105,182,887
China Merchants Bank Co. Ltd. (H Shares)	17,617,624	82,174,510
China Petroleum & Chemical Corp. (H Shares)	237,122,000	101,018,939
China Tower Corp. Ltd. (H Shares) (f)	149,320,000	27,165,555
CRRC Corp. Ltd. (H Shares)	116,880,000	50,821,981
Glodon Co. Ltd. (A Shares)	2,815,000	30,885,637
Great Wall Motor Co. Ltd. (H Shares)	62,966,500	61,501,672
Guangzhou Automobile Group Co. Ltd. (H Shares)	26,054,000	24,910,022
Haier Smart Home Co. Ltd. (A Shares) (e)	40,998,570	105,800,486
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	677,300	8,739,017
Industrial & Commercial Bank of China Ltd. (H Shares)	404,020,400	236,732,349
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,485,362	60,690,948
Midea Group Co. Ltd. (A Shares)	9,890,408	101,737,851
NARI Technology Co. Ltd. (A Shares)	7,407,300	22,566,558
Pharmaron Beijing Co. Ltd. (H Shares) (f)	7,233,300	78,536,598
PICC Property & Casualty Co. Ltd. (H Shares)	130,373,750	102,949,221
Ping An Bank Co. Ltd. (A Shares)	28,537,174	54,577,450
Ping An Insurance Group Co. of China Ltd. (H Shares)	39,330,000	414,979,825
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,094,810	104,209,676
Sinopec Engineering Group Co. Ltd. (H Shares)	32,932,687	14,574,806
TravelSky Technology Ltd. (H Shares)	14,767,000	28,389,649
Tsingtao Brewery Co. Ltd. (H Shares)	22,260,000	198,178,135
WuXi AppTec Co. Ltd. (H Shares) (c)(f)	6,447,476	97,082,752
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	14,660,600	51,451,985

TOTAL CHINA		2,579,365,367

Egypt - 0.0%
Six of October Development & Investment Co.	11,700,184	8,608,463
France - 0.1%
Ubisoft Entertainment SA (b)	463,900	38,677,802
Germany - 0.4%
Delivery Hero AG (b)(f)	837,727	96,469,619
Hong Kong - 2.9%
China Everbright International Ltd.	16,239,000	10,036,361
China Overseas Land and Investment Ltd.	45,120,400	137,393,577
China Resources Beer Holdings Co. Ltd.	36,060,666	250,786,408
China Unicom Ltd.	122,089,000	67,909,119
CNOOC Ltd.	113,205,000	119,487,909
Far East Horizon Ltd.	61,515,980	50,639,582
Smoore International Holdings Ltd. (b)(f)	11,418,000	61,360,167
Sun Art Retail Group Ltd.	47,090,000	65,376,618

TOTAL HONG KONG		762,989,741

Hungary - 0.2%
OTP Bank PLC (b)	1,872,700	66,551,831
India - 9.5%
Adani Ports & Special Economic Zone Ltd.	15,481,347	65,132,416
Axis Bank Ltd.	42,363,513	244,076,487
Axis Bank Ltd. GDR (Reg. S)	299,302	8,634,863
DLF Ltd.	15,722,000	29,620,399
Eicher Motors Ltd.	140,725	38,766,432
Federal Bank Ltd. (b)	37,481,451	26,965,433
HDFC Bank Ltd.	1,413,400	19,495,525
HDFC Bank Ltd. sponsored ADR	947,100	44,276,925
Housing Development Finance Corp. Ltd.	962,400	22,890,399
ICICI Bank Ltd.	5,405,028	25,116,973
ICICI Bank Ltd. sponsored ADR	37,625,607	353,304,450
Indraprastha Gas Ltd. (b)	11,900,094	64,122,637
ITC Ltd.	41,060,554	106,405,587
JK Cement Ltd. (a)	4,635,231	92,806,704
JM Financial Ltd. (b)	21,799,786	21,735,772
Larsen & Toubro Ltd.	8,074,344	98,445,135
LIC Housing Finance Ltd.	5,661,784	19,837,404
Mahanagar Gas Ltd.	1,079,610	14,041,991
Manappuram General Finance & Leasing Ltd.	29,429,793	62,261,375
Maruti Suzuki India Ltd.	778,109	65,044,076
Mindspace Business Parks (b)(e)(g)	1,401,000	5,142,485
Mindspace Business Parks (b)(e)(g)	3,669,600	13,469,568
NTPC Ltd.	29,705,807	34,495,531
Oberoi Realty Ltd. (b)	7,645,731	35,707,972
Petronet LNG Ltd.	12,113,980	40,075,413
Phoenix Mills Ltd. (b)	2,719,297	22,394,638
Power Grid Corp. of India Ltd.	37,516,093	89,283,494
Reliance Industries Ltd. (b)	1,013,546	15,926,958
Reliance Industries Ltd.	15,407,692	425,109,986
Shree Cement Ltd.	378,668	109,734,620
Shriram Transport Finance Co. Ltd. (a)(b)	1,332,566	12,295,821
Shriram Transport Finance Co. Ltd. (a)	11,548,907	106,563,794
State Bank of India (b)	45,832,444	117,119,880
Sunteck Realty Ltd. (b)	1,028,431	2,567,646
Tata Consultancy Services Ltd.	1,499,300	45,655,406
Torrent Pharmaceuticals Ltd.	1,473,078	52,371,737

TOTAL INDIA		2,550,895,932

Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	361,079,600	143,511,118
PT Bank Rakyat Indonesia Tbk	321,851,100	69,910,971
PT Perusahaan Gas Negara Tbk Series B	230,032,200	19,996,584
PT United Tractors Tbk	14,961,600	21,926,476

TOTAL INDONESIA		255,345,149

Japan - 0.9%
Capcom Co. Ltd.	566,900	22,117,963
Freee KK (b)(c)	924,700	41,624,822
Keyence Corp.	83,100	34,714,298
Money Forward, Inc. (b)	881,600	59,381,305
Murata Manufacturing Co. Ltd.	481,600	30,933,500
Rakus Co. Ltd.	474,200	10,943,938
Square Enix Holdings Co. Ltd.	692,900	36,918,010

TOTAL JAPAN		236,633,836

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit	2,033,417	22,570,929
Korea (South) - 11.5%
AMOREPACIFIC Group, Inc.	2,058,859	91,764,241
Coway Co. Ltd.	1,071,040	68,694,302
DuzonBizon Co. Ltd.	319,550	27,923,816
Hanon Systems	1,867,884	15,557,109
Hyundai Fire & Marine Insurance Co. Ltd.	3,739,491	72,859,817
Hyundai Mobis	940,673	161,647,937
Kakao Corp.	423,670	121,695,387
KB Financial Group, Inc.	4,883,765	143,997,385
Korea Electric Power Corp. (b)	1,476,635	23,601,398
Korea Electric Power Corp. sponsored ADR (b)	171,700	1,344,411
LG Chemical Ltd.	170,966	81,204,061
LG Corp.	1,234,077	76,364,874
NAVER Corp.	223,039	56,139,296
NCSOFT Corp.	127,117	86,207,321
Netmarble Corp. (b)(f)	142,100	15,209,807
POSCO	841,876	135,346,290
S-Oil Corp.	666,930	34,019,643
Samsung Biologics Co. Ltd. (b)(f)	191,320	117,269,212
Samsung Electronics Co. Ltd.	24,488,388	1,185,655,232
Samsung Fire & Marine Insurance Co. Ltd.	517,934	74,277,659
Samsung SDI Co. Ltd.	396,214	131,700,253
Shinhan Financial Group Co. Ltd.	4,519,183	112,978,039
SK Hynix, Inc.	3,349,364	231,906,192

TOTAL KOREA (SOUTH)		3,067,363,682

Luxembourg - 0.1%
Adecoagro SA (b)	2,627,018	10,980,935
Globant SA (b)	87,466	15,126,370

TOTAL LUXEMBOURG		26,107,305

Mexico - 1.7%
America Movil S.A.B. de CV Series L sponsored ADR	3,113,700	39,357,168
CEMEX S.A.B. de CV sponsored ADR	37,292,100	114,113,826
Fibra Uno Administracion SA de CV	40,947,700	33,026,790
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,528,600	36,699,172
Grupo Aeroportuario Norte S.A.B. de CV (b)	4,375,200	18,029,638
Grupo Financiero Banorte S.A.B. de CV Series O (b)	19,900,618	71,447,287
Macquarie Mexican (REIT) (a)(f)	42,662,140	49,131,910
Wal-Mart de Mexico SA de CV Series V	37,251,000	87,423,938

TOTAL MEXICO		449,229,729

Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	40,306,000	59,390,542
Netherlands - 1.6%
Adyen BV (b)(f)	41,400	69,103,023
ASML Holding NV (Netherlands)	81,800	29,082,979
NXP Semiconductors NV	220,200	25,880,106
X5 Retail Group NV GDR (Reg. S)	3,136,600	117,810,696
Yandex NV Series A (b)(c)	3,244,725	186,701,477

TOTAL NETHERLANDS		428,578,281

Nigeria - 0.2%
Guaranty Trust Bank PLC	247,600,190	14,420,325
Guaranty Trust Bank PLC GDR (Reg. S)	3,205,904	8,014,760
Zenith Bank PLC	535,734,541	22,603,663

TOTAL NIGERIA		45,038,748

Pakistan - 0.1%
Habib Bank Ltd.	26,708,000	19,607,737
Panama - 0.1%
Copa Holdings SA Class A (c)	790,728	32,767,768
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	9,101,252	107,940,849
Philippines - 0.6%
Ayala Land, Inc.	102,333,524	69,434,313
Metropolitan Bank & Trust Co.	97,179,772	67,904,928
Robinsons Land Corp.	53,057,031	16,676,867

TOTAL PHILIPPINES		154,016,108

Poland - 0.3%
Powszechny Zaklad Ubezpieczen SA	9,910,900	71,499,998
Russia - 3.4%
LSR Group OJSC	389,330	3,850,286
Lukoil PJSC sponsored ADR	3,002,400	204,463,440
MMC Norilsk Nickel PJSC sponsored ADR	7,005,700	184,039,739
NOVATEK OAO GDR (Reg. S)	619,200	90,774,720
Sberbank of Russia	41,996,850	125,750,622
Sberbank of Russia sponsored ADR	17,804,994	212,146,504
Tatneft PAO	7,523,900	55,836,218
Unipro PJSC	701,710,152	26,765,581

TOTAL RUSSIA		903,627,110

Singapore - 0.3%
First Resources Ltd. (a)	84,767,300	84,991,160
South Africa - 3.3%
Absa Group Ltd.	21,467,875	99,566,984
AngloGold Ashanti Ltd.	7,029,700	229,336,302
Bidvest Group Ltd.	4,543,777	35,066,329
Impala Platinum Holdings Ltd.	21,296,202	187,973,438
Mr Price Group Ltd.	4,324,248	32,049,081
Naspers Ltd. Class N	1,319,858	240,149,805
Pick 'n Pay Stores Ltd.	22,096,300	58,221,125

TOTAL SOUTH AFRICA		882,363,064

Taiwan - 7.4%
Formosa Plastics Corp.	12,952,000	34,627,478
Largan Precision Co. Ltd.	489,900	63,819,478
MediaTek, Inc.	6,105,000	145,753,184
Taiwan Semiconductor Manufacturing Co. Ltd.	111,450,284	1,618,274,418
Unified-President Enterprises Corp.	47,825,000	116,459,625

TOTAL TAIWAN		1,978,934,183

Thailand - 0.6%
Kasikornbank PCL (For. Reg.)	17,650,904	46,122,112
PTT Global Chemical PCL (For. Reg.)	54,134,300	81,574,610
Siam Cement PCL (For. Reg.)	3,505,700	42,936,114

TOTAL THAILAND		170,632,836

Turkey - 0.2%
Turkiye Garanti Bankasi A/S (b)	44,166,855	44,337,383
United Arab Emirates - 0.1%
Emaar Properties PJSC (b)	43,039,232	30,113,343
United Kingdom - 0.5%
Mondi PLC	5,460,963	98,304,522
Network International Holdings PLC (f)	5,282,282	27,934,609

TOTAL UNITED KINGDOM		126,239,131

United States of America - 2.8%
Activision Blizzard, Inc.	1,399,800	115,665,474
Arco Platform Ltd. Class A (b)	537,212	23,395,583
DouYu International Holdings Ltd. ADR	3,680,628	49,541,253
Li Auto, Inc. ADR (b)	858,500	13,736,000
MercadoLibre, Inc. (b)	275,414	309,736,093
Micron Technology, Inc. (b)	4,427,500	221,618,513
ON Semiconductor Corp. (b)	1,078,300	22,212,980

TOTAL UNITED STATES OF AMERICA		755,905,896

TOTAL COMMON STOCKS
(Cost $19,981,167,883)		25,178,796,640

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 0.1%
Hong Kong - 0.1%
Antengene Corp. Series C1 (d)(e)	3,120,030	8,816,849
Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.5%
Ambev SA sponsored ADR	31,045,600	83,202,208
Banco do Estado Rio Grande do Sul SA	13,327,886	36,433,209
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	4,521,400	52,267,384
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	1,219,044
(PN-B) sponsored ADR	2,048,682	25,710,959
Itau Unibanco Holding SA sponsored ADR	33,240,016	169,524,082
Metalurgica Gerdau SA (PN)	47,649,922	73,440,372
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	15,534,900	132,512,697
sponsored ADR	8,775,700	76,085,319
Telefonica Brasil SA	2,458,200	24,810,311
		675,205,585
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	2,075,103	120,078,544
Samsung Electronics Co. Ltd.	3,334,832	138,038,051
		258,116,595
Russia - 0.0%
Tatneft PAO	1,291,700	9,349,249

TOTAL NONCONVERTIBLE PREFERRED STOCKS		942,671,429

TOTAL PREFERRED STOCKS
(Cost $935,656,367)		951,488,278
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 8/13/20 to 9/10/20 (Cost $140,908,874)(h)	140,920,000	140,914,226
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.14% (i)	564,826,995	564,996,444
Fidelity Securities Lending Cash Central Fund 0.13% (i)(j)	232,868,487	232,891,774
TOTAL MONEY MARKET FUNDS
(Cost $797,801,153)		797,888,218
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $21,855,534,277)		27,069,087,362
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(368,191,245)
NET ASSETS - 100%		$26,700,896,117

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,340,859 or 0.3% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $839,121,209 or 3.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,059,048.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747
Antengene Corp. Series C1	7/11/20	$8,816,849

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,695,295
Fidelity Securities Lending Cash Central Fund	1,491,472
Total	$6,186,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Direcional Engenharia SA	$32,610,672	$4,920,646	$8,736,297	$--	$2,560,842	$2,390,943	$33,746,806
First Resources Ltd.	41,880,508	49,022,870	--	919,524	--	(5,912,218)	84,991,160
GP Investments Ltd. Class A (depositary receipt)	12,316,694	--	--	--	--	(5,833,205)	6,483,489
JK Cement Ltd.	48,363,805	26,118,574	--	360,356	--	18,324,325	92,806,704
Macquarie Mexican (REIT)	52,256,017	5,948,820	195,340	2,233,137	(15,707)	(8,861,880)	49,131,910
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	--	8,219,184	12,492,572	--	4,273,388	--	--
Shriram Transport Finance Co. Ltd.	--	10,144,206	--	--	--	2,151,615	12,295,821
Shriram Transport Finance Co. Ltd.	67,973,136	72,854,489	2,333,979	311,890	(130,194)	(31,799,658)	106,563,794
SREI Infrastructure Finance Ltd.	5,042,943	--	2,630,991	--	(19,059,527)	16,647,575	--
Titan Cement International Trading SA	77,877,473	34,471,884	--	1,125,631	--	(32,946,907)	79,402,450
Total	$338,321,248	$211,700,673	$26,389,179	$4,950,538	$(12,371,198)	$(45,839,410)	$465,422,134

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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